Other non-current financial assets - Disclosure of Reconciliation of Other Non-Current Financial Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Collateral for lease and other agreements	€ 11,828	€ 11,774
Pledged asset for endowment insurance	2,512	2,433
Collateral for Bank Guarantees	1,560	0
Other non-current receivables	€ 15,900	€ 14,207